Taxes - Schedule of components of the Group's deferred tax assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred tax asset movement:
Opening balance	$ 9,468,808	$ 18,708,988
Foreign currency adjustments	3,364,687	5,039,739
Transfers to assets held for sale		4,241,746
Income tax benefit		41,305
Closing balance	$ 6,104,121	$ 9,468,808